Segmented Information - Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of geographical areas [line items]
Revenues	$ 5,952.9	$ 6,052.7
Property, plant and equipment, intangible assets and right-of-use assets	1,743.6	1,852.2
United States [member]
Disclosure of geographical areas [line items]
Revenues	3,306.5	3,321.2
Property, plant and equipment, intangible assets and right-of-use assets	277.7	370.2
Europe [member]
Disclosure of geographical areas [line items]
Revenues	987.2	1,080.7
Property, plant and equipment, intangible assets and right-of-use assets	89.1	84.3
Canada [member]
Disclosure of geographical areas [line items]
Revenues	923.4	951.8
Property, plant and equipment, intangible assets and right-of-use assets	645.4	670.8
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	463.3	389.7
Property, plant and equipment, intangible assets and right-of-use assets	110.4	178.9
Mexico [member]
Disclosure of geographical areas [line items]
Revenues	99.6	118.9
Property, plant and equipment, intangible assets and right-of-use assets	396.0	345.8
Austria [member]
Disclosure of geographical areas [line items]
Revenues	13.9	16.6
Property, plant and equipment, intangible assets and right-of-use assets	223.2	200.7
Other [member]
Disclosure of geographical areas [line items]
Revenues	159.0	173.8
Property, plant and equipment, intangible assets and right-of-use assets	$ 1.8	$ 1.5